Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 179,413	$ 191,419	$ 170,487
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	(21,372)	6,646	1,972
Unrealized gains (losses) on derivative instruments, net of tax	(20,582)	(16,301)	24,885
Pension and post-retirement benefit plans, net of tax	(29,210)	16,921	(4,956)
Unrealized gains (losses) on available-for-sale marketable securities, net of tax	(200)	1,059	781
Other comprehensive income (loss), net of tax, portion attributable to parent	(71,364)	8,325	22,682
Total comprehensive income	108,049	199,744	193,169
Less: comprehensive income attributable to non-controlling interest	(7,650)	(8,546)	(4,128)
Comprehensive income attributable to Elbit Systems Ltd.'s shareholders	$ 100,399	$ 191,198	$ 189,041